Research and Development incentives receivables	12 Months Ended
Dec. 31, 2017
Research and development incentives receivables
Research and Development incentives receivables

15. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet at December 31, 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Non-current R&D incentives receivables	€64,001	€54,188	€49,384
Current R&D incentives receivables	11,782	10,154	9,161
Total R&D incentives receivables	€75,783	€64,342	€58,545

Total R&D incentives receivables increased by €11.4 million for the year ended December 31, 2017, compared to December 31, 2016. This increase is explained by new R&D incentives reported in 2017 for €21.5 million (€10.3 million related to French R&D incentives and €11.2 million related to Belgian R&D incentives) less the payments received related to French R&D incentives amounting to €7.9 million and to Belgian R&D incentives amounting to €2.0 million.

Total R&D incentives receivables increased by €5.8 million for the year ended December 31, 2016, compared to December 31, 2015. This increase is explained by new R&D incentives reported in 2016 for €15.3 million (€9.5 million related to French R&D incentives and €5.8 million related to Belgian R&D incentives) less the payments received related to French R&D incentives amounting to €8.7 million and to Belgian R&D incentives amounting to €0.8 million.

The R&D incentives receivables are future expected refunds resulting from R&D incentives on research and development expenses in France and Belgium. Non-current R&D incentives receivables are reported at their net present value and are therefore discounted over the period until maturity date.

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our balance sheet at December 31, 2017.

Non-current R&D incentives receivables

	December 31, 2017 Maturity date
	2019	2020	2021	2022	2023-2027	Total
	(Euro, in thousands)
French non-current R&D incentives receivables - nominal value	€8,622	€9,340	€10,025			€27,986
French non-current R&D incentives receivables - discounted value	8,622	9,340	10,025			27,986
Belgian non-current R&D incentives receivables - nominal value	2,520	3,398	4,009	€4,863	€21,562	36,353
Belgian non-current R&D incentives receivables - discounted value	2,520	3,398	4,009	4,863	21,224	36,015
Total non-current R&D incentives receivables - nominal value	€11,141	€12,738	€14,034	€4,863	€21,562	€64,339
Total non-current R&D incentives receivables - discounted value	€11,141	€12,738	€14,034	€4,863	€21,224	€64,001